Supplement to the
Fidelity's Cap Stock Funds
June 29, 2017
Prospectus

The following information replaces existing information for Fidelity® Mid-Cap Stock Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

John Roth (lead portfolio manager) has managed the fund since February 2011.

Nicola Stafford (co-manager) has managed the fund since July 2017.

The following information replaces existing information for Fidelity® Small Cap Stock Fund found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Lionel Harris (lead portfolio manager) has managed the fund since November 2011.

Kip Johann-Berkel (co-manager) has managed the fund since July 2017.

It is expected that Mr. Harris will step away from portfolio management in June 2018. At that time, Mr. Johann-Berkel will assume sole portfolio management responsibilities for the fund.

The following information replaces the existing biographical information for Fidelity® Mid-Cap Stock Fund found in the "Fund Management" section under the heading "Portfolio Manager(s)".

John Roth is lead portfolio manager of Fidelity® Mid-Cap Stock Fund, which he has managed since February 2011. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Roth has worked as a research analyst and portfolio manager.

Nicola Stafford is co-manager of Fidelity® Mid-Cap Stock Fund, which she has managed since July 2017. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

The following information replaces the existing biographical information for Fidelity® Small Cap Stock Fund found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Lionel Harris is lead portfolio manager of Fidelity® Small Cap Stock Fund, which he has managed since November 2011. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Harris has worked as a research analyst, high-income director of research, and portfolio manager.

Kip Johann-Berkel is co-manager of Fidelity® Small Cap Stock Fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Johann-Berkel has worked as research analyst and portfolio manager.

It is expected that Mr. Harris will step away from portfolio management in June 2018. At that time, Mr. Johann-Berkel will assume sole portfolio management responsibilities for the fund.

SML-17-03 1.711115.142	July 24, 2017

Supplement to the
Fidelity® Large Cap Stock K6 Fund and Fidelity® Small Cap Stock K6 Fund
April 19, 2017
Prospectus

The following information replaces existing information for Fidelity® Small Cap Stock K6 Fund found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Lionel Harris (lead portfolio manager) has managed the fund since May 2017.

Kip Johann-Berkel (co-manager) has managed the fund since July 2017.

It is expected that Mr. Harris will step away from portfolio management in June 2018. At that time, Mr. Johann-Berkel will assume sole portfolio management responsibilities for the fund.

The following information replaces the existing biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Lionel Harris is lead portfolio manager of Fidelity® Small Cap Stock K6 Fund, which he has managed since May 2017. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Harris has worked as a research analyst, high-income director of research, and portfolio manager.

Kip Johann-Berkel is co-manager of Fidelity® Small Cap Stock K6 Fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Johann-Berkel has worked as research analyst and portfolio manager.

It is expected that Mr. Harris will step away from portfolio management in June 2018. At that time, Mr. Johann-Berkel will assume sole portfolio management responsibilities for the fund.

LCSK6-SLCXK6-17-02 1.9884808.101	July 24, 2017